Business Segment Information	12 Months Ended
Dec. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

24. Segment and Corporate Information

The Company has identified three operating segments, North America Segment, EMEALA and Asia-Pacific, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing health care services and the distribution of products and equipment for the treatment of ESRD. For reporting purposes, the Company has aggregated the EMEALA and Asia-Pacific operating segments as the “International Segment.” The segments are aggregated due to their similar characteristics such as the same services provided and products sold, the same type of patient population and similar methods of distribution of products and services. The General Partner's management board member responsible for the profitability and cash flow of each segment's various businesses supervises the management of each operating segment. The accounting policies of the segments are the same as those the Company applies in preparing the consolidated financial statements under U.S. GAAP.

Management evaluates each segment using measures that reflect all of the segment's controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate U.S. GAAP measures are revenue, operating income and operating income margin. The Company does not include income taxes as it believes this is outside the segments' control. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Similarly, the Company does not allocate certain costs, which relate primarily to certain headquarters overhead charges, including accounting and finance (“Corporate”), because the Company believes that these costs are also not within the control of the individual segments. Production of products, production asset management, quality management and procurement are centrally managed at Corporate by Global Manufacturing Operations. The Company's global research and development is also centrally managed at Corporate. These Corporate activities do not fulfill the definition of a segment. Products are transferred to the segments at cost; therefore no internal profit is generated. The associated internal revenues for the product transfers and their elimination are recorded as Corporate activities. Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as Corporate.

Information pertaining to the Company's segment and Corporate activities for the twelve-month periods ended December 31, 2014, 2013 and 2012 is set forth below.

	North America Segment	International Segment	Segment Total	Corporate	Total
2014

Net revenue external customers	$10,500,095	$5,265,011	$15,765,106	$66,507	$15,831,613
Inter - segment revenue	8,992	343	9,335	(9,335)	-
Revenue	10,509,087	5,265,354	15,774,441	57,172	15,831,613
Depreciation and amortization	(364,137)	(190,698)	(554,835)	(144,493)	(699,328)
Operating Income	1,642,911	970,456	2,613,367	(358,834)	2,254,533
Income (loss) from equity method investees	18,457	6,381	24,838	-	24,838
Segment assets	16,925,685	6,130,597	23,056,282	2,390,819	25,447,101
thereof investments in equity method investees	291,118	385,704	676,822	-	676,822
Capital expenditures, acquisitions and investments (1)	2,006,585	413,124	2,419,709	290,976	2,710,685

2013

Net revenue external customers	$9,606,111	$4,970,319	$14,576,430	$33,297	$14,609,727
Inter - segment revenue	7,045	-	7,045	(7,045)	-
Revenue	9,613,156	4,970,319	14,583,475	26,252	14,609,727
Depreciation and amortization(2)	(331,397)	(188,104)	(519,501)	(128,724)	(648,225)
Operating Income(3)	1,623,071	897,191	2,520,262	(264,066)	2,256,196
Income (loss) from equity method investees(4)	16,388	9,717	26,105	-	26,105
Segment assets	14,698,039	6,177,482	20,875,521	2,244,385	23,119,906
thereof investments in equity method investees	268,370	396,076	664,446	-	664,446
Capital expenditures, acquisitions and investments (5)	789,340	286,420	1,075,760	167,903	1,243,663

2012

Net revenue external customers	$9,031,108	$4,740,132	$13,771,240	$29,042	$13,800,282
Inter - segment revenue	10,072	-	10,072	(10,072)	-
Revenue	9,041,180	4,740,132	13,781,312	18,970	13,800,282
Depreciation and amortization(2)	(311,198)	(179,431)	(490,629)	(112,267)	(602,896)
Operating Income (3)	1,597,643	840,644	2,438,287	(219,714)	2,218,573
Income (loss) from equity method investees(4)	12,844	4,598	17,442	-	17,442
Segment assets	14,170,453	5,892,477	20,062,930	2,263,068	22,325,998
thereof investments in equity method investees	266,521	370,852	637,373	-	637,373
Capital expenditures, acquisitions and investments (6)	2,147,522	230,888	2,378,410	175,808	2,554,218

(1) North America and International acquisitions exclude $35,656 and $172,018, respectively, of non-cash acquisitions and investments for 2014.
(2) At December 31, 2013 and 2012 depreciation in the amount of $3,560 and $4,909, respectively, relating to research and development has been reclassified between the North America Segment, the International Segment and Corporate to conform to the current year’s presentation.
(3) At December 31, 2013 and 2012 certain items, in the net aggregate amount of $37,970 and $13,670, respectively, relating to research and development, compensation expense and income from equity method investees have been reclassified between the North America Segment, the International Segment and Corporate to conform to the current year’s presentation as applicable.
(4) At December 31, 2013 and 2012 income (loss) from equity method investees in the amount of $5,136 and $6,885, respectively, has been reclassified between the North America Segment, the International Segment and Corporate to conform to the current year’s presentation.
(5) North America and International acquisitions exclude $48,231 and $18,686, respectively, of non-cash acquisitions and investments for 2013.
(6) North America and International acquisitions exclude $484,699 and $6,624, respectively, of non-cash acquisitions and investments for 2012.

For the geographic presentation, revenues are attributed to specific countries based on the end user's location for products and the country in which the service is provided. Information with respect to the Company's geographic operations is set forth in the table below:

	Germany	North America	Rest of the World	Total

2014
Net revenue	$456,937	$10,500,095	$4,874,581	$15,831,613
Long-lived assets	543,184	14,790,265	3,182,123	18,515,572

2013
Net revenue	$437,459	$9,606,111	$4,566,157	$14,609,727
Long-lived assets	609,040	12,891,384	3,226,779	16,727,203

2012
Net revenue	$409,195	$9,031,108	$4,359,979	$13,800,282
Long-lived assets	493,782	12,428,762	3,185,773	16,108,317